Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Major Components Of Tax Expense Income [Abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Current taxes
Domestic taxes	785	716	628
Foreign taxes	263	185	186
	1,048	901	814
Deferred taxes
Domestic taxes	48	85	(43)
Foreign taxes	(28)	(13)	(14)
	20	72	(57)
Income tax expense	1,068	973	757

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Profit before income taxes	4,036	3,596	3,095
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense	1,410	1,256	1,083
Tax effect due to non-taxable income for Indian tax purposes	(395)	(346)	(383)
Overseas taxes	132	95	98
Tax provision (reversals)	(36)	(47)	(52)
Effect of differential overseas tax rates	(26)	(17)	(11)
Effect of exempt non-operating income	(7)	(5)	(6)
Effect of unrecognized deferred tax assets	10	1	7
Effect of non-deductible expenses	22	20	17
Impact of change in tax rate	(13)	—	—
Others	(29)	16	4
Income tax expense	1,068	973	757

Summary of Expiration of Unused Tax Losses

The following table provides details of expiration of unused tax losses for fiscal 2022:

(Dollars in millions)
Year
2023	27
2024	20
2025	17
2026	20
2027	7
Thereafter	501
Total	592

The following table provides details of expiration of unused tax losses for fiscal 2021:

(Dollars in millions)
Year
2022	9
2023	28
2024	19
2025	15
2026	19
Thereafter	420
Total	510

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2022, and March 31, 2021:

(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Income tax assets	812	795
Current income tax liabilities	(344)	(294)
Net current income tax assets / (liabilities) at the end	468	501

The gross movement in the current income tax assets / (liabilities) for fiscal 2022, 2021 and 2020 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Net current income tax assets / (liabilities) at the beginning	501	515	748
Translation differences	(18)	17	(51)
Income tax paid	1,020	863	639
Current income tax expense	(1,048)	(901)	(814)
Income tax on other comprehensive income	2	1	(3)
Income tax benefit arising on exercise of stock options	10	6	1
Tax impact on buyback expenses	1	—	1
Additions through business combination	—	—	(6)
Net current income tax assets / (liabilities) at the end	468	501	515

Summary of Movement in Gross Deferred Income Tax Assets and Liabilities

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2022 is as follows:

				(Dollars in millions)
	Carrying value as of April 1, 2021	Changes through profit and loss	Changes through OCI	Translation difference	Carrying value as of March 31, 2022
Deferred income tax assets / (liabilities)
Property, plant and equipment	35	(13)	—	(1)	21
Lease liabilities	23	2	—	(1)	24
Accrued compensation to employees	6	2	—	(1)	7
Trade receivables	30	(1)	—	(1)	28
Compensated absences	68	4	—	(2)	70
Post sales client support	16	1	—	—	17
Credits related to branch profits	48	42	—	(1)	89
Derivative financial instruments	(8)	4	—	1	(3)
Intangibles	4	2	—	—	6
Intangibles arising on business combinations	(50)	8	—	1	(41)
Branch profit tax	(68)	(42)	—	—	(110)
SEZ reinvestment reserve	(84)	(32)	—	4	(112)
Others	10	3	(2)	—	11
Total Deferred income tax assets / (liabilities)	30	(20)	(2)	(1)	7

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2021 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2020	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2021
Deferred income tax assets / (liabilities)
Property, plant and equipment	32	2	—	—	1	35
Lease liabilities	18	4	—	—	1	23
Accrued compensation to employees	7	(1)	—	—	—	6
Trade receivables	26	3	—	—	1	30
Compensated absences	57	9	—	—	2	68
Post sales client support	15	1	—	—	–	16
Credits related to branch profits	50	(1)	—	—	(1)	48
Derivative financial instruments	21	(28)	—	(1)	—	(8)
Intangibles	3	1	—	—	—	4
Intangibles arising on business combinations	(56)	10	(3)	—	(1)	(50)
Branch profit tax	(73)	5	—	—	—	(68)
SEZ reinvestment reserve	(11)	(72)	—	—	(1)	(84)
Others	14	(5)	—	—	1	10
Total Deferred income tax assets / (liabilities)	103	(72)	(3)	(1)	3	30

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2020 is as follows:

							(Dollars in millions)
	Carrying value as of April 1, 2019	Changes through profit and loss	Addition through business combination	Changes through OCI	Reclassification	Impact on account of IFRS 16 adoption	Translation difference	Carrying value as of March 31, 2020
Deferred income tax assets / (liabilities)
Property, plant and equipment	38	(3)	—	—	—	—	(3)	32
Lease liabilities	—	10	—	—	8	1	(1)	18
Accrued compensation to employees	4	3	—	—	—	—	—	7
Trade receivables	26	3	—	—	—	—	(3)	26
Compensated absences	57	5	—	—	—	—	(5)	57
Post sales client support	15	1	—	—	—	—	(1)	15
Credits related to branch profits	49	1	—	—	—	—	—	50
Derivative financial instruments	(15)	35	—	2	—	—	(1)	21
Intangibles	2	—	—	—	—	—	1	3
Intangibles arising on business combinations	(19)	6	(45)	—	—	—	2	(56)
Branch profit tax	(78)	4	—	—	—	—	1	(73)
SEZ reinvestment reserve	—	(12)	—	—	—	—	1	(11)
Others	22	4	1	(1)	(8)	—	(4)	14
Total Deferred income tax assets / (liabilities)	101	57	(44)	1	—	1	(13)	103

The deferred income tax assets and liabilities (after set off) is as follows:

	(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Deferred income tax assets after set off	160	150
Deferred income tax liabilities after set off	(153)	(120)